Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability [Abstract]
Balance as of January 1, 2021
Assumed warrant liability upon Merger	3,574
Changes in fair value	(2,469)
Balance as of December 31, 2021	$ 1,105